Schedule of investments
Delaware Ivy Mid Cap Growth Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 100.00%
Communication Services — 5.86%
Electronic Arts	517,473	$ 63,224,851
Pinterest Class A †	5,727,910	139,073,655
Shutterstock *	1,004,097	52,935,994
ZoomInfo Technologies †	1,735,810	52,265,239
		307,499,739
Consumer Discretionary — 14.99%
BorgWarner	3,183,447	128,133,742
Chipotle Mexican Grill †	84,062	116,635,184
Floor & Decor Holdings Class A †	829,030	57,725,359
Levi Strauss & Co. Class A *	3,966,496	61,560,018
Lululemon Athletica †	247,618	79,331,855
National Vision Holdings *, †	2,094,140	81,168,866
On Holding Class A *, †	2,986,415	51,246,881
Petco Health & Wellness *, †	3,580,872	33,946,667
Pool *	281,672	85,157,896
Vail Resorts *	384,492	91,643,668
		786,550,136
Consumer Staples — 1.37%
Brown-Forman Class B	1,091,777	71,707,913
		71,707,913
Financials — 7.12%
First Republic Bank	767,338	93,530,829
Kinsale Capital Group	207,339	54,223,295
MarketAxess Holdings	587,284	163,787,635
Pinnacle Financial Partners	843,816	61,936,094
		373,477,853
Healthcare — 18.79%
Agilent Technologies	592,890	88,725,989
Bio-Techne	1,104,932	91,576,764
Dexcom †	1,800,698	203,911,042
Edwards Lifesciences †	935,281	69,781,315
Envista Holdings *, †	2,675,706	90,091,021
Genmab ADR †	2,297,882	97,384,239
Intuitive Surgical †	404,144	107,239,610
Repligen *, †	606,625	102,707,679
Seagen †	642,710	82,594,662
West Pharmaceutical Services	221,739	52,186,274
		986,198,595
Industrials — 16.38%
A O Smith	1,276,004	73,038,469
Clarivate †	4,499,259	37,523,820
Copart †	953,111	58,034,929
CoStar Group †	3,225,114	249,236,810
Fastenal	1,674,307	79,228,207
Generac Holdings †	519,204	52,263,075
HEICO Class A	1,023,924	122,717,291
IDEX	344,081	78,564,015
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Lincoln Electric Holdings	220,213	$ 31,818,576
Trex *, †	1,828,055	77,381,568
		859,806,760
Information Technology — 34.64%
Arista Networks †	844,404	102,468,425
Coherent *, †	2,354,550	82,644,705
Crowdstrike Holdings Class A †	623,898	65,690,220
DocuSign †	1,432,097	79,366,816
EngageSmart *, †	1,449,717	25,515,019
Five9 †	935,733	63,498,841
Genpact	1,169,636	54,177,540
HubSpot †	66,488	19,223,675
Keysight Technologies †	664,678	113,706,466
Littelfuse	263,241	57,965,668
Marvell Technology	2,510,521	92,989,698
Microchip Technology	1,799,191	126,393,168
Monolithic Power Systems	417,242	147,540,944
Novanta †	489,253	66,474,805
Paycom Software †	381,927	118,515,767
Teradyne *	1,330,071	116,181,702
Trade Desk Class A *, †	1,634,985	73,296,378
Trimble †	1,487,991	75,232,825
Tyler Technologies †	320,353	103,285,011
Universal Display	676,250	73,062,050
Workday Class A †	335,577	56,152,099
Workiva *, †	812,396	68,216,892
Zebra Technologies Class A †	143,426	36,775,861
		1,818,374,575
Materials — 0.85%
Martin Marietta Materials	132,785	44,877,347
		44,877,347
Total Common Stocks (cost $4,465,065,786)		5,248,492,918

Short-Term Investments — 0.06%
Money Market Mutual Funds — 0.06%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	803,612	803,612
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	803,612	803,612
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	803,612	803,612
NQ-IV068 [12/22] 2/23 (2747691)    1

Schedule of investments
Delaware Ivy Mid Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	803,611	$ 803,611
Total Short-Term Investments (cost $3,214,447)		3,214,447

Total Value of Securities Before Securities Lending Collateral—100.06% (cost $4,468,280,233)		5,251,707,365

Securities Lending Collateral — 0.72%
Money Market Mutual Fund — 0.72%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 4.31%)	38,000,201	38,000,201
Total Securities Lending Collateral (cost $38,000,201)		38,000,201

Total Value of Securities—100.78% (cost $4,506,280,434)		5,289,707,566■
Obligation to Return Securities Lending Collateral — (0.72%)		(38,000,201)
Liabilities Net of Receivables and Other Assets — (0.06%)		(3,064,623)
Net Assets Applicable to 205,708,989 Shares Outstanding—100.00%		$5,248,642,742

†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $126,845,146 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $91,665,388.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ-IV068 [12/22] 2/23 (2747691)